UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262
AMERICAN PENSION INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (434) 846-1361

DAVID D. BASTEN, President
American Pension Investors Trust
2303 Yorktown Avenue
Lynchburg, Virginia 24501

Copy to:
DARRELL MOUNTS, ESQ.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

GROWTH FUND

CAPITAL INCOME FUND

MULTIPLE INDEX TRUST

YORKTOWN CLASSIC VALUE TRUST

TREASURIES TRUST

ANNUAL REPORT DATED MAY 31, 2003

Dear Fellow Shareholders:

Six months ago we were growing increasingly positive regarding the economy as we entered the new year of 2003. Although still sluggish, economic data suggested that the economy might be pulling out of the prolonged weakness which had lasted over 2½ years. Continued strength from low interest rates in the housing and auto markets helped to stabilize the current economic recovery. The financing and refinancing of debt resulting from these low interest rates has helped prime the pumps for sustained economic growth and has put to rest the bear market of 2002.

We believe the recent rally in equities has had more to do with ample liquidity than anything else. Investors’ perception of risk has likely diminished in recent months, and a great deal of cash has been put back to work in the stock market. We must admit that we would feel better about the outlook for equities if sector leadership was clearly dominated by the most cyclical segments. We maintain a preference for noncyclical sectors. Our favorite industries include the banks, insurers and investment brokers, the commercial services portion of the industrial sector, media, and software.

API Trust has followed a diversified approach to long-term investing. We believe investors should be heavily exposed to stocks and equity funds, but these holdings should be spread among many baskets—large cap, small cap, international and domestic. Some strategies should stress offense, like individual stocks and long-only index-oriented funds. Other strategies, like equity-oriented income funds, should be defensively deployed to help preserve capital in tough times.

American Pension Investors Trust offers you, our investors, actively managed portfolios within the financial marketplace. The following chart shows our diversification strategy so that you may better understand the benefits of this strategy within the API Trust funds.

MANAGING MARKET RISK IS THE CRUCIAL OBJECTIVE OF OUR INVESTMENT MANAGEMENT OPERATIONS.

RECAP OF EVENTS

These are amazing times we live in. Apart from a two-month distortion this winter, which was attributed to the war-related uncertainties, the recovery in the broad market averages has been more or less textbook. Each market index has enjoyed a healthy rebound from the dismal days leading up to October 9th, which we believe was the absolute low of the historic bear market, which was the worst since the great depression.

While the bulls and bears trade punches, the market is changing. It is being defined not by bulls, bears, or even by sectors, but by companies with skilled management who adapt to current conditions and anticipate future trends. It now appears that we are entering a stock market period that doesn’t irrationally punish or reward, and is comprised of many companies that offer solid prospects for long-term returns. In short, we believe that we are entering a market that will be led by superior companies. And after more than five years where the market was driven by sentiment, fear, euphoria, international crises, and momentum, that is a substantial shift.

Overall, the economy has begun to accelerate in the past month. The promise of stimulus from tax cuts, dividend tax relief, rising federal spending, another rate cut from the Federal Reserve, and a still strong refinancing boom in home mortgages has buoyed economic activity. First quarter GDP growth was revised downward to 1.4% from a previously reported 1.9%. Consensus estimates for Q2 GDP are 2.0% to 2.5%, and estimates for Q3 and Q4 have also improved. It is now widely expected that growth in the third quarter will approach or exceed 4.0%. Corporate profits, mean-while, are rising 8% to 10% on a year-over-year basis. After-tax corporate profits in the first quarter were $484 billion, up from $472 billion in the fourth quarter of 2002. Corporate profits have risen for five consecutive quarters. Most of the increases have come from greater efficiency and productivity and not from higher prices or increasing sales.

STRATEGIES AFFECTING FISCAL YEAR 2003 RESULTS:

Growth Fund, Capital Income Fund, Multiple Index Trust and Yorktown Classic Value Trust:

We believe in owning the best investment opportunities in each and every sector and sub-sector of the financial markets. As you read through the investments in each of the portfolios, you will find investments in literally every market and every major stock exchange worldwide.

Our performance over the fiscal year was aided by several stocks that were very unpopular with many investors at the beginning of the period, including Yahoo, Gilead Sciences and J.P. Morgan. In Yorktown Classic Value Trust, we bought Yahoo at a price of $19.63 and it closed at $29.85 on May 30, 2003, giving our shareholders an astounding 52% return. We added Gilead Sciences in the Growth Fund at a price of $34.47, and the investment returned 53% for the period. The Capital Income Fund benefited from the addition of J. P. Morgan Chase. We bought J. P. Morgan at $22.34 and have enjoyed a 47% return for the period. The Multiple Index Trust benefited from its diversified structure using a blend of various index securities.

It should come as no surprise that we bought more of our worst performing stocks and funds over the last twelve months. We bought more Tyco International in Yorktown Classic Value Trust, paying as little as $7.75 on some purchases. In the Growth Fund we added to our investment in Brown IA Small Cap Growth Fund at a price of $7.13. And, finally, we bought more Sears in the Capital Income Fund at a price of $26.90.

Top Five Holdings By Fund:

	% of Investments
	5/31/03	5/31/02
Growth Fund:
ProFunds OTC Fund	4.93	—
Rydex OTC Fund	4.23	—
Oakmark Global Fund	3.58	—
ProFunds Small Cap Growth Fund	3.57	—
Oakmark International Small Cap Fund	3.37	1.52
Capital Income Fund:
Vontobel U.S. Value Fund	8.11	—
SPDR—S&P 500 Index	5.50	14.35
Victory Convertible Fund	4.69	—
Parnassus Equity Income Fund	4.33	—
i Shares S&P Global Financial	4.19	—
Multiple Index Trust:
SPDR—Nasdaq 100 Index	13.64	13.61
Rydex Mekros Fund	10.96	—
S&P Mid Cap 400 Index	9.83	—
Rydex Dynamic Velocity 100 Fund	8.58	—
i Shares Russell 1000 Index	8.15	8.87
Yorktown Classic Value Trust:
Bear Stearns Cos., Inc.	2.54	2.62
McData Corp.	2.53	—
Legg Mason, Inc.	2.43	—
Lehman Brothers, Inc.	2.36	8.17
Goldman Sachs	2.30	8.42

Treasuries Trust:

For the year ended May 31, 2003 the Treasuries Trust was up 5.90%. From its inception on July 2, 1997, the fund has produced an annualized rate of return of 6.45%. These have been very turbulent times within the fixed income marketplace. As the Federal Reserve Board has made numerous decreases in short-term interest rates, it has become necessary to position the Treasuries Trust in both a defensive posture for the short-term until the economy slows, and then an offensive posture for long-term capital appreciation for the year 2003. We see the benefits of a low inflationary, moderate growth economy as being the best case scenario for Treasuries Trust investors.

GOING FORWARD

The recent market rally has been led by the tech sector. Skeptics believe this is a reflection of unrealistic investors trying to find large gains from beaten-up, fundamentally weak stocks. At the end of 2002, there was a tech rally that gave up its gains early in 2003; that was, we believe, a rally that exceeded the fundamentals short term. The recent run-up, however, is different. Leading tech companies are seeing improved earnings and fundamentals because they have tackled cost-structure issues and become more efficient and realistic.

Summer is not usually a strong period for stocks. Since 1952, July has ranked 7th and August has ranked 10th on a list of best months for equities. That may mean a consolidation of the gains of the last three months, but if so, that will create opportunities to invest in the companies that are leading and will lead the market. We also believe that the extra liquidity that is about to hit the economy will act as a counterbalance to the normal summer lull on Wall Street.

More to the point, and echoing what we said initially, the guessing game about what the market will do in July or August may be diverting but it is less important than what good companies are doing now and what their earnings look like in the coming quarters. The bull versus bear story makes for great tag lines on television and in the news stories, and it can be fun to indulge in the argument. True fundamental investors care little about prognostications on the market as a whole; they focus on finding the best companies, one at a time, that are doing well in their industries under current economic conditions, and who have the management, products, and vision to lead.

PricewaterhouseCoopers LLP, independent auditors for the API Trust mutual funds, have completed their examination, and audited financial statements for the fiscal year ended May 31, 2003 accompany this report.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten	David M. Basten
President	CFS

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2003

	Shares	Value

MUTUAL FUNDS — 69.59%

China Region Funds — 2.10%

Matthews China Fund	86,956	$821,739

European Region Funds — 1.61%

Vontobel Eastern Europe Equity Fund	61,163	628,756

Global Funds — 3.58%

Oakmark Global Fund	93,673	1,403,228

International Funds — 11.04%

Harbor International Fund	41,542	1,188,103

Oakmark International Fund	66,242	937,989

Oakmark International Small Cap Fund	113,515	1,321,319

Vontobel International Equity Fund	69,931	876,937

		4,324,348

Large Cap Core Funds — 10.40%

ProFunds Bull Fund	25,363	1,108,884

ProFunds Large Cap Growth Fund	39,663	1,310,466

Rydex OTC Fund	201,751	1,656,425

		4,075,775

Large Cap Growth Fund — 5.01%

Alger Capital Appreciation Fund	141,198	982,742

Alger Large Cap Growth Fund	122,801	979,958

		1,962,700

Mid Cap Growth Funds — 5.23%

Alger Mid Cap Growth Fund	156,041	990,864

Legg Mason Special Investment Trust	26,034	1,058,839

		2,049,703

Money Market Funds — 1.54%

PNC T-Fund Treasury Obligations Fund	603,687	603,687

Multi Cap Core Funds — 2.83%

Legg Mason Value Trust	21,023	1,109,612

Multi Cap Growth Funds — 4.93%

ProFunds OTC Fund	39,839	1,931,029

Multi Cap Value Funds — 2.65%

Parnassus Fund	35,391	1,038,026

Pacific Region Funds — 4.60%

Matthews Korea Fund	243,055	894,445

Matthews Pacific Tiger Fund	100,707	908,385

		1,802,830

	Shares	Value

Science & Technology Funds — 2.93%

Dreyfus Premier Nextech Fund	348,685	$1,147,177

Small Cap Core Funds — 6.03%

Buffalo Small Cap Fund	55,921	960,724

ProFunds Small Cap Growth Fund	56,925	1,399,798

		2,360,522

Small Cap Growth Fund — 5.11%

Alger Small Cap Growth Fund	309,192	995,601

Brown IA Small Cap Growth Fund	125,911	1,006,035

		2,001,636

Total Mutual Funds (cost $25,883,957)		27,260,768

COMMON STOCKS — 22.61%

Auto/Truck — 1.52%

Paccar, Inc.	9,000	596,430

Banks — 1.47%

Citi Group	14,000	574,280

Biotechnology — 1.62%

Gilead Sciences	12,000	633,120

Computers — Hardware — 3.70%

EMC Corp.	54,000	584,280

International Business Machines, Inc.	5,000	440,200

Sun Microsystems	98,000	424,340

		1,448,820

Computers — Software — 0.87%

Microsoft	14,000	344,540

Consumer Products/Services — 1.49%

Apollo Group, Inc.	10,000	584,200

Financial Services — 2.07%

First Data Corp.	9,000	372,780

Total System Services	21,000	436,590

		809,370

Foreign — 1.16%

Astrazeneca PLC Sponsore	11,000	453,640

Hospital/Medical Care — 0.94%

Cross Country, Inc.	29,000	368,300

Household Products/Services — 1.28%

Bed Bath & Beyond, Inc.	12,000	502,080

Industrial Services — 1.43%

Verisign, Inc.	37,500	561,750

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2003

	Shares	Value

Media — TV/Newspaper — 1.47%

USA Interactive, Inc.	15,000	$576,750

Security Brokers — 2.36%

Goldman Sachs	5,000	407,500

Legg Mason, Inc.	8,000	516,880

		924,380

Utilities — Telecommunications — 1.23%

Level 3 Communications, Inc.	67,500	479,925

Total Common Stocks (cost $7,152,578)		8,857,585

EXCHANGE TRADED FUNDS — 7.80%

i Shares Russell 1000	11,000	447,260

i Shares Russell 2000	10,000	470,000

i Shares Russell 3000	13,000	423,020

i Shares Russell Mid Cap Growth	7,500	452,700

i Shares S&P 500 Barra	8,800	431,376

i Shares S&P Mid Cap 400	4,000	400,960

i Shares S&P Small Cap	6,000	429,780

Total Exchange Traded Funds (cost $3,343,636)		3,055,096

Total Investments (cost $36,380,171*)		$39,173,449

* Cost for Federal income tax purposes $36,380,171. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	3,609,163

Excess of tax cost over value	815,885

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2003

	Shares	Value

MUTUAL FUNDS — 43.52%

Convertible Securities Funds — 4.69%

Victory Convertible Fund	48,216	$537,126

Equity Income Funds — 4.33%

Parnassus Equity Income Fund	21,983	496,605

Fixed Income Funds — 2.30%

ProFunds Rising Rates Opportunity Fund	12,011	263,059

International Funds — 3.83%

Longleaf Partners International Fund	40,402	439,180

Large Cap Core Funds — 2.29%

ProFunds Bull Fund	5,999	262,297

Money Market Funds — 3.46%

PNC T-Fund Treasury Obligations Fund	396,825	396,825

Multi Cap Growth Funds — 2.63%

ProFunds OTC Fund	6,219	301,453

Multi Cap Value Funds — 8.11%

Vontobel U.S. Value Fund	45,851	929,866

Pacific Region Funds — 5.79%

Matthews Asian Growth & Income Fund	40,322	447,177

Matthews Pacific Tiger Fund	23,923	215,789

		662,966

Small Cap Core Funds — 2.41%

ProFunds Small Cap Fund	10,223	275,842

Small Cap Value Funds — 3.68%

Victory Small Company Opportunity Fund	18,014	421,533

Total Mutual Funds (cost $4,773,558)		4,986,752

COMMON STOCKS — 32.85%

Banks — 12.53%

Bank of America Corp.	4,000	296,800

BB&T Corp.	6,200	211,978

Citi Group	8,000	328,160

J.P. Morgan Chase & Co.	12,000	394,320

Provident Financial Group	8,000	204,640

		1,435,898

	Shares	Value

Basic Materials — 2.99%

Ferro Corp.	8,000	$196,640

Vulcan Materials	4,000	146,560

		343,200

Conglomerates — 1.63%

RPM International, Inc.	15,000	186,450

Consumer Products/Services — 1.06%

Eastman Kodak Co.	4,000	122,560

Energy — Oil — 1.80%

Marathon Oil Corp.	8,000	205,840

Financial Services — 2.44%

Alliance Capital Management Ltd.	8,000	280,000

Insurance — 2.83%

Alfa Corp.	10,000	128,300

ING Group	12,000	195,840

		324,140

Retailers — Department Stores — 1.57%

Sears, Roebuck and Co.	6,000	179,880

Savings & Loan’s/Thrifts — 2.14%

Washington Mutual	6,000	244,680

Tobacco — 1.80%

Altria	5,000	206,500

Utilities — Electric — 2.06%

Scana Corp.	7,000	235,690

Total Common Stocks (cost $3,424,891)		3,764,838

CLOSED END MUTUAL FUNDS — 11.34%

Alliance World Fund	12,000	150,000

Alliance World II	11,000	132,770

Global Income Fund	27,000	138,240

Latin American Discovery Fund	10,000	92,400

Morgan Stanley Emerging Markets Debt Portfolio	16,000	142,080

Morgan Stanley Global Opportunity Bond Fund	21,000	156,030

PIMCO Strategic Global Government	9,000	108,360

Soloman Brothers Worldwide Income	8,000	122,400

Strategic Global Income Fund	10,000	145,500

Templeton Emerging Markets Fund	9,000	111,780

Total Closed End Mutual Funds (cost $1,134,788)		1,299,560

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2003

	Shares	Value

EXCHANGE TRADED FUNDS — 12.29%

i Shares Dow Jones U.S. Utilities Index	5,500	$297,825

i Shares S&P Global Financial	10,000	480,500

SPDR — S&P 500 Index	6,500	630,175

Total Exchange Traded Funds (cost $1,501,857)		1,408,500

Total Investments (cost $10,835,094*)		$11,459,650

* Cost for Federal income tax purposes $10,835,094. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	959,278

Excess of tax cost over value	334,722

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

MULTIPLE INDEX TRUST

SCHEDULE OF INVESTMENTS

May 31, 2003

	Shares	Value

MUTUAL FUNDS — 59.30%

Flexible Portfolio Funds — 4.97%

Rydex Juno Fund	34,246	$660,959

Large Cap Core Funds — 6.84%

North Track S&P 100 Plus Portfolio	33,189	908,729

Mid Cap Core Funds — 1.92%

T. Rowe Price Extended Equity Market Index Fund	28,122	255,635

Money Market Funds — 4.22%

Government Obligations Fund	561,503	561,503

Multi Cap Core Funds — 2.26%

Vanguard Index Trust Total Stock Market Portfolio	13,484	299,891

S&P Index Objective Funds — 6.58%

SSGA S&P 500 Index Fund	23,934	381,510

Vanguard Index Trust 500 Portfolio	5,535	493,670

		875,180

Science & Technology Funds — 5.97%

North Track Tech 100 Index Portfolio	48,304	793,637

Small Cap Core Funds — 10.96%

Rydex Mekros Fund	85,633	1,457,476

Specialty/Miscellaneous Funds — 15.58%

Rydex Dynamic Titan 500 Fund	38,510	931,194

Rydex Dynamic Velocity 100 Fund	84,121	1,140,692

		2,071,886

Total Mutual Funds (cost $7,672,416)		7,884,896

The accompanying notes are an integral part of these financial statements.

	Shares	Value

EXCHANGE TRADED FUNDS — 40.70%

i Shares Russell 1000 Index	21,000	$1,084,230

i Shares S&P 100 Index	13,500	656,505

i Shares S&P Global	4,000	191,080

SPDR — S&P Mid Cap 400 Index	15,000	1,306,950

SPDR — Nasdaq 100 Index	61,000	1,813,530

StreetTRACKS Dow Jones Global Titans 50 Index Fund	3,700	198,986

StreetTRACKS Morgan Stanley High Tech 35 Index Fund	4,400	161,436

Total Exchange Traded Funds (cost $6,284,565)		5,412,717

Total Investments (cost $13,956,981*)		$13,297,613

* Cost for Federal income tax purposes $13,956,981. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	903,025

Excess of tax cost over value	1,562,393

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

SCHEDULE OF INVESTMENTS

May 31, 2003

	Shares	Value

COMMON STOCKS — 86.65%

Advertising — 1.49%

Interpublic Group of Companies	23,000	$316,250

Aerospace/Defense — 1.73%

Boeing Company	12,000	368,040

Auto Parts & Accessories—1.83%

Magna International	5,800	389,180

Banks — 15.72%

BB&T Corp.	11,000	376,090

Bank of New York Co., Inc.	11,000	318,450

Bank One Corp.	8,000	298,880

Capital One Financial	8,000	385,360

Citi Group	8,000	328,160

Fleet Boston Corp.	11,000	325,270

J.P. Morgan Chase & Co.	10,000	328,600

Mellon Financial Corp.	12,000	326,040

Sun Trust Corp.	5,000	296,500

Wachovia Corp.	9,000	361,620

		3,344,970

Basic Materials — 1.54%

Phelps Dodge Corp.	9,000	328,050

Communications — 2.07%

Intersil Corp.	18,000	439,920

Computers — Hardware — 4.44%

Cisco Systems	25,000	407,000

McData Corp.	40,000	538,400

		945,400

Computers — Software — 3.43%

Peoplesoft, Inc.	19,000	310,840

Yahoo, Inc.	14,000	417,900

		728,740

Consumer Products/Services — 1.44%

Eastman Kodak Co.	10,000	306,400

Diversified Technology — 3.62%

Texas Instruments	16,000	328,000

Tyco International Limited	25,000	442,500

		770,500

Drugs — 3.46%

McKesson Corp.	12,000	363,840

Pfizer Inc.	12,000	372,240

		736,080

Drug Stores — 1.47%

CVS Corp.	12,000	313,200

	Shares	Value

Electronics — 4.03%

Applied Micro Circuits Corp.	80,000	$401,600

Flextronics International Limited	43,000	455,800

		857,400

Financial Services — 11.94%

American Express Co.	7,000	291,620

CIT Group	15,000	359,850

Factual Data Corp.	20,000	347,200

First Data Corp.	9,000	372,780

Fannie Mae	6,000	444,000

Janus Capital Group, Inc.	26,000	404,300

MBNA Corp.	16,000	320,800

		2,540,550

Hospital/Medical Care — 3.08%

Anthem, Inc.	5,000	366,750

United Health Group	3,000	287,820

		654,570

Instruments & Controls — 1.52%

KLA-Tencor Corp.	7,000	323,610

Insurance — 1.80%

Chubb Corp.	6,000	384,180

Media — TV/Newspaper — 3.95%

Liberty Media	40,560	474,552

Viacom, Inc.	8,000	365,200

		839,752

Railroads — 1.39%

CSX Corp.	9,000	294,750

Retailers — Department Stores — 4.92%

Federated Department Stores	9,000	292,500

Sears, Roebuck and Co.	13,000	389,740

TJX Corp.	20,000	364,000

		1,046,240

Securities Brokers — 11.78%

Bear Stearns Cos., Inc.	7,000	540,890

Goldman Sachs	6,000	489,000

Legg Mason Inc.	8,000	516,880

Lehman Brothers Holdings Inc.	7,000	501,410

Morgan Stanley, Dean Witter, Discover & Co.	10,000	457,500

		2,505,680

Total Common Stocks (cost $15,205,218)		18,433,462

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

SCHEDULE OF INVESTMENTS

May 31, 2003

	Shares	Value

EXCHANGE TRADED FUNDS — 13.35%

i Shares Russell 1000 Value	7,000	$352,590

i Shares Russell 2000 Value	3,000	382,830

i Shares S&P Mid Cap 400 Barra Value	4,000	356,200

i Shares S&P Value	7,000	334,180

i Shares Small Cap 600	4,000	317,760

SPDR — NASDAQ 100 Index	14,000	416,220

StreetTRACKS Dow Jones U.S. Small Cap Value Index Fund	2,500	333,975

StreetTRACKS Fortune 500 Index Fund	5,000	346,500

Total Exchange Traded Funds (cost $2,591,725)		2,840,255

Total Investments (cost $17,796,943*)		$21,273,717

* Cost for Federal income tax purposes $18,111,019. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	3,311,933

Excess of tax cost over value	149,235

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

TREASURIES TRUST

SCHEDULE OF INVESTMENTS

May 31, 2003

	Principal/ Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 97.86%

United States Treasury Notes

3.625%, due 3/31/04	$9,787,000	$9,994,211

12.00%, due 5/15/05	3,300,000	3,983,463

United States Treasury Stripped Interest Payment, due 5/15/06	1,809,000	1,725,700

Total U.S. Government Obligations (cost $15,540,602)		15,703,374

MONEY MARKET FUNDS — 2.14%

Government Obligations Fund	342,744	342,744

Total Investments (cost $15,883,346*)		$16,046,118

* Cost for Federal income tax purposes $15,883,346. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	166,534

Excess of tax cost over value	3,762

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2003

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Assets

Investments at value (identified cost of $36,380,171; $10,835,094; $13,956,981; $17,796,943; and $15,883,346, respectively)	$39,173,449	$11,459,650	$13,297,613	$21,273,717	$16,046,118

Interest receivable					79,642

Receivable from advisor					7,380

Other assets	53,649	30,603	39,914	70,034	21,146

Total assets	39,227,098	11,490,253	13,337,527	21,343,751	16,154,286

Liabilities

Accrued distribution fees	31,532	4,621		12,564

Accrued advisory fees	27,597	1,639	1,344	10,114

Borrowings for purchase of securities				4,780,000

Payable for securities purchased		92,771		285,573

Accrued interest expense				13,818

Other liabilities	60,105	18,189	19,457	23,002	23,709

Total liabilities	119,234	117,220	20,801	5,125,071	23,709

Net assets	$39,107,864	$11,373,033	$13,316,726	$16,218,680	$16,130,577

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	4,719,224	813,349	1,409,580	1,379,600	1,478,524

Net asset value and offering price per share outstanding	$8.29	$13.98	$9.45	$11.76	$10.91

Net assets consist of

Paid-in capital	49,857,649	13,053,547	17,796,885	15,727,735	15,883,797

Accumulated net investment income		19,803			38,130

Accumulated net realized gain (loss) from security transactions	(13,543,063)	(2,324,873)	(3,820,791)	(2,985,829)	45,878

Unrealized appreciation (depreciation) on investments	2,793,278	624,556	(659,368)	3,476,774	162,772

Net assets applicable to outstanding shares of beneficial interest	$39,107,864	$11,373,033	$13,316,726	$16,218,680	$16,130,577

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF OPERATIONS

Year Ended May 31, 2003

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Investment income

Dividends	$182,280	$213,359	$92,719	$233,268

Interest	14,685	8,445	5,555		$318,835

Total income	196,965	221,804	98,274	233,268	318,835

Expenses

Investment advisory fees	366,493	59,669	82,563	119,280	52,296

Distribution fees	366,493	49,724		119,280

Transfer agent fees	204,791	64,182	65,951	76,085	49,085

Custodial fees	17,282	4,769	6,804	9,916	6,701

Professional fees	53,664	15,195	17,860	20,918	21,280

Registration fees	14,015	13,231	13,366	13,171	13,340

Trustee fees	20,498	3,336	3,662	3,975	3,610

Insurance	36,905	8,184	10,767	12,433	8,868

Shareholder reports	13,344	4,078	4,596	5,485	4,322

Miscellaneous	17,789	7,370	7,663	8,854	6,002

Total operating expenses	1,111,274	229,738	213,232	389,397	165,504

Less expenses waived by investment advisor	(16,287)	(11,050)	(67,161)	(37,347)	(53,154)

Net operating expenses	1,094,987	218,688	146,071	352,050	112,350

Interest expense				127,012

Total expenses	1,094,987	218,688	146,071	479,062	112,350

Net investment income (loss)	(898,022)	3,116	(47,797)	(245,794)	206,485

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	(7,504,854)	(2,227,272)	(1,173,892)	(2,102,290)	303,165

Capital gain distributions from mutual funds	174,448	68,807

Change in unrealized appreciation on investments	4,089,782	1,362,968	297,649	1,308,409	148,922

Net realized and unrealized gain (loss) on investments	(3,240,624)	(795,497)	(876,243)	(793,881)	452,087

Net increase (decrease) in net assets resulting from operations	$(4,138,646)	$(792,381)	$(924,040)	$(1,039,675)	$658,572

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

STATEMENT OF CASH FLOWS

Year Ended May 31, 2003

Cash provided (used) by operations

Purchases of portfolio securities	$(22,154,496)

Proceeds from sales of portfolio securities	20,982,086

Net investment loss	(245,794)

Net change in receivables/payables related to operations	(17,415)

Net cash used by operating activities		$(1,435,619)

Cash provided (used) by financing activities

Sales of capital shares	8,959,661

Repurchase of capital shares	(7,860,892)

Cash provided by capital share transactions	1,098,769

Cash provided by borrowing, net of borrowings repaid

of $17,452,000	335,000

Net cash provided by financing activities		1,433,769

Net decrease in cash		(1,850)

Cash

Beginning of year		1,850

End of year		$—

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2003

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Operations

Net investment income (loss)	$(898,022)	$3,116	$(47,797)	$(245,794)	$206,485

Net realized gain (loss) from security transactions	(7,504,854)	(2,227,272)	(1,173,892)	(2,102,290)	303,165

Capital gain distributions from mutual funds	174,448	68,807

Net change in unrealized appreciation on investments	4,089,782	1,362,968	297,649	1,308,409	148,922

Increase (decrease) in net assets resulting from operations	(4,138,646)	(792,381)	(924,040)	(1,039,675)	658,572

Distributions

From net investment income					(223,560)

From net realized gain on security transactions

Decrease in net assets resulting from distributions					(223,560)

Capital share transactions

Proceeds from sale of shares	5,571,731	4,543,122	4,397,867	8,948,245	14,014,139

Value of shares issued upon reinvestment of dividends					204,979

Cost of shares redeemed	(9,578,774)	(2,844,323)	(4,092,745)	(7,860,497)	(7,865,634)

Increase (decrease) in net assets resulting from capital share transactions	(4,007,043)	1,698,799	305,122	1,087,748	6,353,484

Total increase (decrease) in net assets	(8,145,689)	906,418	(618,918)	48,073	6,788,496

Net assets

Beginning of year	47,253,553	10,466,615	13,935,644	16,170,607	9,342,081

End of year	$39,107,864	$11,373,033	$13,316,726	$16,218,680	$16,130,577

Share transactions

Shares sold	766,215	353,176	520,190	876,716	1,293,419

Shares reinvested					19,021

Shares redeemed	1,303,447	223,383	491,374	748,866	724,187

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2002

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Operations

Net investment income (loss)	$(1,033,062)	$(91,634)	$(72,325)	$(409,146)	$268,815

Net realized gain (loss) from security transactions	(6,162,053)	(130,522)	(2,309,669)	(857,903)	204,611

Capital gain distributions from mutual funds	310,023	9,022	49,998

Net change in unrealized appreciation on investments	(4,270,741)	(558,109)	(188,173)	(4,016,453)	(218,869)

Increase (decrease) in net assets resulting from operations	(11,155,833)	(771,243)	(2,520,169)	(5,283,502)	254,557

Distributions

From net investment income		(3,660)			(331,905)

From net realized gain on security transactions	(2,817,699)	(10,381)

Decrease in net assets resulting from distributions	(2,817,699)	(14,041)			(331,905)

Capital share transactions

Proceeds from sale of shares	6,383,252	3,397,681	5,346,995	5,627,650	5,074,760

Value of shares issued upon reinvestment of dividends	2,701,965	12,548			309,566

Cost of shares redeemed	(11,619,097)	(2,110,199)	(2,654,843)	(3,508,016)	(2,542,206)

Increase (decrease) in net assets resulting from capital share transactions	(2,533,880)	1,300,030	2,692,152	2,119,634	2,842,120

Total increase (decrease) in net assets	(16,507,412)	514,746	171,983	(3,163,868)	2,764,772

Net assets

Beginning of year	63,760,965	9,951,869	13,763,661	19,334,475	6,577,309

End of year	$47,253,553	$10,466,615	$13,935,644	$16,170,607	$9,342,081

Share transactions

Shares sold	647,502	221,061	495,441	381,335	479,735

Shares reinvested	274,590	822			29,560

Shares redeemed	1,179,519	139,938	248,772	237,956	240,794

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2003	2002	2001	2000	1999

For a share outstanding throughout each year

Net asset value, beginning of year	$8.99	$11.56	$15.55	$14.19	$14.13

Income from investment operations

Net investment loss	(0.19)	(0.20)	(0.22)	(0.25)	(0.21)

Net realized and unrealized gain (loss) on investments	(0.51)	(1.83)	(2.07)	3.35	1.32

Total income (loss) from investment operations	(0.70)	(2.03)	(2.29)	3.10	1.11

Distributions

From net realized gain on security transactions	—	(0.54)	(1.70)	(1.74)	(1.05)

Total distributions	—	(0.54)	(1.70)	(1.74)	(1.05)

Net asset value, end of year	$8.29	$8.99	$11.56	$15.55	$14.19

Total return (1)	(7.79)%	(17.94)%	(16.82)%	24.17%	8.46%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$39,108	$47,254	$63,761	$88,459	$71,764

Ratio of expenses to average net assets (2)	2.94%	2.76%	2.42%	2.42%	2.32%

Ratio of net investment loss to average net assets	(2.41)%	(1.93)%	(1.63)%	(1.79)%	(1.49)%

Portfolio turnover rate	97%	57%	60%	61%	86%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.98%, 2.76%, 2.57%, 2.57%, and 2.58%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2003	2002	2001	2000	1999

For a share outstanding throughout each year

Net asset value, beginning of year	$15.31	$16.54	$22.83	$23.03	$22.96

Income from investment operations

Net investment income (loss)	0.01	(0.13)	0.03	0.15	0.02

Net realized and unrealized gain (loss) on investments	(1.34)	(1.07)	(2.37)	1.90	1.38

Total income (loss) from investment operations	(1.33)	(1.20)	(2.34)	2.05	1.40

Distributions

From net investment income	—	(0.01)	(0.16)	(0.50)	—

From net realized gain on security transactions	—	(0.02)	(3.79)	(1.75)	(1.33)

Total distributions	—	(0.03)	(3.95)	(2.25)	(1.33)

Net asset value, end of year	$13.98	$15.31	$16.54	$22.83	$23.03

Total return (1)	(8.69)%	(7.30)%	(11.32)%	9.49%	6.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,373	$10,467	$9,952	$11,074	$13,823

Ratio of expenses to average net assets (2)	2.17%	2.13%	1.84%	1.43%	1.34%

Ratio of net investment income (loss) to average net assets	0.03%	(0.97)%	(0.27)%	(0.82)%	(0.09)%

Portfolio turnover rate	100%	30%	89%	53%	79%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.28%, 2.24%, 2.09%, 1.84%, and 1.94%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

MULTIPLE INDEX TRUST

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2003	2002	2001	2000	1999

For a share outstanding throughout each year

Net asset value, beginning of year	$10.09	$12.14	$14.96	$12.70	$11.04

Income from investment operations

Net investment loss	(0.03)	(0.05)	(0.05)	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.61)	(2.00)	(2.43)	2.49	1.91

Total income (loss) from investment operations	(0.64)	(2.05)	(2.48)	2.48	1.90

Distributions

From net investment income	—	—	—	(0.12)	—

From net realized gain on security transactions	—	—	(0.32)	(0.10)	(0.24)

In excess of realized gains	—	—	(0.02)	—	—

Total distributions	—	—	(0.34)	(0.22)	(0.24)

Net asset value, end of year	$9.45	$10.09	$12.14	$14.96	$12.70

Total return (1)	(6.34)%	(16.89)%	(16.76)%	19.46%	17.49%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,317	$13,936	$13,764	$11,404	$5,612

Ratio of expenses to average net assets (2)	1.22%	1.25%	1.24%	1.24%	1.23%

Ratio of net investment loss to average net assets	(0.40)%	(0.54)%	(0.38)%	(0.11)%	(0.09)%

Portfolio turnover rate	31%	43%	20%	17%	35%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.77%, 1.57%, 1.44%, 1.50%, and 2.16%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2003	2002	2001	2000	1999

For a share outstanding throughout each year

Net asset value, beginning of year	$12.92	$17.44	$15.94	$16.09	$14.90

Income from investment operations

Net investment loss	(0.18)	(0.33)	(0.35)	(0.43)	(0.41)

Net realized and unrealized gain on investments	(0.98)	(4.19)	2.51	1.78	2.79

Total income (loss) from investment operations	(1.16)	(4.52)	2.16	1.35	2.38

Distributions

From net realized gain on security transactions	—	—	(0.66)	(1.50)	(1.19)

Total distributions	—	—	(0.66)	(1.50)	(1.19)

Net asset value, end of year	$11.76	$12.92	$17.44	$15.94	$16.09

Total return (1)	(8.98)%	(25.92)%	13.25%	9.61%	17.80%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$16,219	$16,171	$19,334	$13,857	$15,587

Ratio of operating expenses to average net assets (2)	2.57%	2.59%	2.47%	2.27%	2.44%

Ratio of total expenses to average net assets (3)	3.50%	3.73%	4.21%	4.00%	4.77%

Ratio of net investment income to average net assets	(1.79)%	(2.37)%	(2.13)%	(2.33)%	(2.82)%

Portfolio turnover rate	117%	73%	82%	113%	187%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of operating expenses to average net assets would have been 2.84%, 2.59%, 2.47%, 2.42%, and 2.60%, respectively.

(3)	Without fees waived by the investment advisor and distributor, the ratio of total expenses to average net assets would have been 3.77%, 3.73%, 4.21%, 4.15%, and 4.92%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

TREASURIES TRUST

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2003	2002	2001	2000	1999

For a share outstanding throughout each year

Net asset value, beginning of year	$10.49	$10.58	$10.02	$10.53	$10.63

Income from investment operations

Net investment income	0.16	0.34	0.57	0.80	0.58

Net realized and unrealized gain (loss) on investments	0.46	0.04	0.74	(0.68)	(0.02)

Total income from investment operations	0.62	0.38	1.31	0.12	0.56

Distributions

From net investment income	(0.20)	(0.47)	(0.75)	(0.51)	(0.64)

From net realized gain on security transactions	—	—	—	(0.12)	(0.02)

Total distributions	(0.20)	(0.47)	(0.75)	(0.63)	(0.66)

Net asset value, end of year	$10.91	$10.49	$10.58	$10.02	$10.53

Total return (1)	5.90%	3.67%	13.25%	1.30%	5.11%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$16,131	$9,342	$6,577	$3,887	$7,504

Ratio of expenses to average net assets (2)	0.86%	0.85%	0.85%	0.76%	0.87%

Ratio of net investment income to average net assets	1.59%	3.45%	6.53%	6.72%	5.49%

Portfolio turnover rate	77%	227%	0%	126%	231%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.27%, 1.37%, 1.53%, 1.48%, and 1.79%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS

May 31, 2003

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust and Treasuries Trust (collectively the “Funds”).

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) mutual funds (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Capital Income Fund’s primary investment objective is to seek to achieve high current income. The fund’s secondary objective is growth of capital and income. The fund seeks to achieve its objectives by investing at least 65% of its assets in (1) underlying funds that seek to achieve an objective of high current income by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Multiple Index Trust’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing at least 80% of its net assets in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The primary objective of the Yorktown Classic Value Trust is growth of capital; income is a secondary objective. The fund seeks to achieve these objectives by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

The Treasuries Trust’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Borrowings

The Yorktown Classic Value Trust is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 2003, the balance due for securities purchased through leveraging was $4,780,000. The average daily balance during the year ended May 31, 2003 was $4,213,488 or $3.23 per share, based on average shares outstanding of 1,305,458. The maximum amount of borrowings outstanding at any month-end during the year was $4,918,000. Yorktown Classic Value Trust’s investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

Interest is charged at a rate of 1.50% plus the Fed Funds rate (2.875% as of May 31, 2003). Interest expense for the Yorktown Classic Value Trust amounted to $127,012 for the year ended May 31, 2003.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Acounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory Agreement

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Growth Fund and ..75% of the average daily net assets exceeding $100 million; .60% of the average daily net assets of the Capital Income Fund; .70% of the average daily net assets of the Multiple Index Trust; .90% of the average daily net assets of the Yorktown Classic Value Trust and .40% of the average daily net assets of the Treasuries Trust. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from a Fund’s purchase of shares of underlying funds. During the year ended May 31, 2003, the Advisor waived $16,287 and $11,050 of its fees for the Growth Fund and Capital Income Fund, respectively.

4.	Distribution Plan and Fees

Yorktown Distributors, Inc. (the “Distributor”) distributes shares of the Growth Fund, Capital Income Fund and Yorktown Classic Value Trust pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Growth Fund’s average daily net assets; .50% of the Capital Income Fund’s average daily net assets and .90% of the Yorktown Classic Value Trust’s average daily net assets.

In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by a Fund. During the year ended May 31, 2003, the Distributor received $16,287 and $11,050 from brokerage commissions earned on its execution of purchases of portfolio investments for the Growth Fund and Capital Income Fund, respectively. The principal stockholder of the Distributor is also a trustee of the Trust.

A 1.50% contingent deferred sales charge in generally imposed on redemptions made within five years of the date that fund shares are purchased. Consequently, redemption value may differ from net asset value.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Investment Activity

For the year ended May 31, 2003, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$35,014,661	$39,725,332	$—	$—
Capital Income Fund	11,386,121	9,528,481	—	—
Multiple Index Trust	3,715,321	3,570,970	—	—
Yorktown Classic Value Trust	22,440,068	20,982,086	—	—
Treasuries Trust	—	—	15,033,548	8,558,070

6.	Capital Loss Carryovers

At May 31, 2003, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Growth Fund	$(10,083,977)	2010-2011
Capital Income Fund	(1,369,222)	2010-2011
Multiple Index Trust	(3,170,778)	2010-2011
Yorktown Classic Value Trust	(2,671,753)	2010-2011
Treasuries Trust	—	—

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with re -

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

spect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The tax character of distributions paid during 2003 and 2002 were as follows:

2003
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Growth Fund	$—	$—	$—	$—
Capital Income Fund	—	—	—	—
Multiple Index Trust	—	—	—	—
Yorktown Classic Value Trust	—	—	—	—
Treasuries Trust	223,560	—	—	223,560

	2002
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Growth Fund	$—	$2,817,699	$—	$2,817,699
Capital Income Fund	7,325	6,716	—	14,041
Multiple Index Trust	—	—	—	—
Yorktown Classic Value Trust	—	—	—	—
Treasuries Trust	331,905	—	—	331,905

The tax-basis components of distributable earnings at May 31, 2003 and 2002 were as follows:

	2003
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post- October Loss Push	Paid-In Capital	Net Assets

Growth Fund	$—	$—	$2,793,278	$(10,083,977)	$(3,459,086)	$49,857,649	$39,107,864

Capital Income Fund	19,803	—	624,556	(1,369,222)	(955,651)	13,053,547	11,373,033

Multiple Index Trust	—	—	(659,368)	(3,170,778)	(650,013)	17,796,885	13,316,726

Yorktown Classic Value Trust	—	—	3,162,698	(2,671,753)	—	15,727,735	16,218,680

Treasuries Trust	84,008	—	162,772	—	—	15,883,797	16,130,577
	2002
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post- October Loss Push	Paid-In Capital	Net Assets

Growth Fund	$—	$—	$(1,296,502)	$(3,139,828)	$(3,071,038)	$54,760,921	$47,253,553

Capital Income Fund	—	—	(738,412)	(28,088)	(121,633)	11,354,748	10,466,615

Multiple Index Trust	—	—	(957,268)	(575,228)	(2,071,671)	17,539,811	13,935,644

Yorktown Classic Value Trust	—	—	2,166,034	(426,204)	(455,004)	14,885,781	16,170,607

Treasuries Trust	55,457	—	13,287	(77,421)	(179,555)	9,530,313	9,342,081

Report of Independent Auditors

To	the Board of Trustees and
Shareholders	of American Pension Investors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of cash flows of Yorktown Classic Value Trust, of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of American Pension Investors Trust (comprised of the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust, and Treasuries Trust, collectively referred to as the “Funds”), at May 31, 2003, the results of each of their operations, the cash flows for Yorktown Classic Value Trust, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 21, 2003

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 52	President and Trustee	Since 1985	All (consisting of five portfolios)

President and Director, Yorktown

Management & Research Company, Inc.;

President and Director, Yorktown Distributors, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate). He is the brother of Louis B. Basten III.

Louis B. Basten III Age 60	Secretary/ Treasurer and Trustee	Since 1993	All (consisting of five portfolios)	Secretary/Treasurer and Director, Yorktown Management & Research Company, Inc.; Secretary/Treasurer and Director, Yorktown Distributors, Inc.; President, Mid-State Insurance; Secretary/Treasurer, The Travel Center of Virginia, Inc.; Managing Partner, The Rivermont Company (real estate). He is the brother of David D. Basten.

Mark A. Borel Age 51	Trustee	Since 1985	All (consisting of five portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); President, Borel Associates (real estate); Partner, James Riviera, L.L.C. (real estate); President, MOBOWAD, Inc. (real estate); Partner, New London Development Company (real estate); Vice-President, Winnbo Electric (electrical contractor); Partner, HAB, L.L.C. (real estate); President, JAMBO International (commercial real estate); Partner, City Place, LLC (commercial real estate); Partner, JAMBORITA, LLC (commercial real estate).

Stephen B. Cox Age 55	Trustee	Since 1995	All (consisting of five portfolios)	Sole Proprietor, Legacy Logging; Vice President, Healing Harvest Forest Foundation (non-profit).

G. Edgar Dawson III Age 47	Trustee	Since 1995	All (consisting of five portfolios)	Shareholder, Officer and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 50	Trustee	Since 1988	All (consisting of five portfolios)	Vice President of Operations, C.B. Fleet Company, Inc. (pharmaceuticals); prior to January 2003 and April 2000, he was Director of Operations and Director of Human Resources, respectively, at the same company.

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David Basten and Mr. Louis Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Trust

P.O. Box 8595

Boston, Massachusetts 02266-8595

(888) 933-8274

For Overnight Deliveries:

API Trust

66 Brooks Drive

Braintree, Massachusetts 02184

EXECUTIVE OFFICES

American Pension Investors Trust

P.O. Box 2529

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 3. Audit Committee Financial Expert

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 4. Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to registrant.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Chief Financial Officer of the Trust have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Trust is accumulated and communicated to the Trust’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

(a)	Form N-CSR disclosure requirement not yet effective with respect to registrant.

(b)

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: August 4, 2003
/s/ David D. Basten David D. Basten President

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 4, 2003
/s/ David D. Basten David D. Basten President
Date: August 4, 2003
/s/ Charles D. Foster Charles D. Foster Chief Financial Officer